As filed with the Securities and Exchange Commission on January 28, 2000 1933 Act Registration No. 333-22095
1940 Act Registration No. 811-8065
-----------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective  Amendment No.
Post-Effective Amendment No. 6


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 7


                        (Check appropriate box or boxes)

                       IMPACT MANAGEMENT INVESTMENT TRUST
                       ----------------------------------
               (exact name of Registrant as Specified in Charter)

                2155 Resort Drive, Suite 108
                   Steamboat Springs,  CO                    80487
         ---------------------------------------          ----------
         (Address of Principal Executive Office)          (Zip Code)

Registrant's Telephone Number, including Area Code: (970) 879-1189

                                Charles R. Clark
                                    Chairman
                       Impact Management Investment Trust
                          2155 Resort Drive, Suite 108
                           Steamboat Springs, CO 80487
                     (Name and Address of Agent for Service)


Approximate date of proposed sale to the public: immediately upon effectiveness. It is proposed that this filing will become effective (check appropriate box) [x] immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                   PROSPECTUS


                                January 28, 2000

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                               Retail Class Shares
                            Traditional Class Shares
                                 1-800-556-5856
                                   (Toll Free)


     The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS
                                -----------------
                                                                            Page
                                                                            ----
PORTFOLIO SUMMARIES.........................................................
         Investment Objectives and Strategies...............................
         Principal Risks....................................................
         Performance of the Portfolio.......................................
         Portfolio Expenses.................................................

FINANCIAL HIGHLIGHTS........................................................

INVESTMENT POLICIES AND RISKS...............................................

MANAGEMENT OF THE PORTFOLIO.................................................
         Investment Advisor.................................................
         Sub-Investment Advisor.............................................
         Portfolio Managers.................................................
         Advisory Fees......................................................

PRICING PORTFOLIO SHARES....................................................

HOW TO PURCHASE SHARES......................................................
         General............................................................
         Purchasing By Mail.................................................
         Purchasing by Wire.................................................

HOW TO REDEEM SHARES........................................................
         Written Requests...................................................
         Signatures.........................................................
         Telephone Redemptions..............................................
         Redemption in Kind.................................................
         Receiving Payment..................................................
         Accounts with Low Balances.........................................

DISTRIBUTION ARRANGEMENTS...................................................
         General  ..........................................................
         Plans Of Distribution..............................................



DIVIDENDS, DISTRIBUTIONS AND TAXES..........................................
         Dividends and Distributions........................................
         Tax Consequences...................................................

PORTFOLIO SUMMARIES

INVESTMENT OBJECTIVES AND STRATEGIES

     The investment objective of the Impact Total Return Portfolio (the "Portfolio") is to provide maximum long-term total return consistent with reasonable risk to capital. The total return on the Portfolio is expected to consist of capital appreciation and income.


     The Portfolio seeks to achieve its objective by investing on average 65% of its total assets in the equity securities of companies listed in the Russell 1000(R) Value Index. The Russell 1000 Value Index companies generally are the companies from which the Portfolio selects its portfolio securities; however, equity securities may also be selected from companies outside the Russell 1000 Value Index if such companies have characteristics similar to those of the Russell 1000 Value Index companies. The Russell 1000 Value Index consists of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth than all companies included in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization. The smallest company in the Russell 1000 Value Index has an approximate market capitalization of $1.4 billion.


     The Portfolio will invest in securities that exhibit the following characteristics:

     o    have low price-to-earnings and low price-to-book value ratios;

     o    have higher dividend yields than the universe of growth stocks;

     o    have lower forecasted growth rates than the universe of growth stocks;

     o    are typically considered out of favor by the market.

     The Portfolio will sell securities when

     o a security becomes widely recognized by the professional investment community;

     o a security appreciates in value to the point that it is considered to be overvalued;

     o the Portfolio's holdings should be rebalanced to include a more attractive stock or stocks; or

     o    a security's earnings potential is believed to be jeopardized.

     The Portfolio seeks capital appreciation through investment in value-oriented growth securities. Income may come from dividend income generated by the Portfolio's equity holdings, and/or interest income generated by the Portfolio's invested cash positions. During periods of adverse market conditions, the Portfolio may hold a substantial percentage of its assets in cash or money market securities, thereby seeking total return through income, without regard to capital appreciation.

PRINCIPAL RISKS

     o Fluctuation of share values in response to market conditions, economic conditions and financial conditions of issuers of the Portfolio's portfolio securities.

     o Companies with mid-size market capitalizations may be more volatile than larger companies, so there may be greater risk of depreciation of the securities of mid-cap companies than securities of companies with larger market capitalizations.

     o Value investing involves risks because investments are made in securities that are sold at a discount to their intrinsic value. These securities are considered out-of-favor by the investment community because of their indeterminate growth potential.

     o As with an investment in any fund, there is risk of loss of all or part of your investment.

PERFORMANCE OF THE PORTFOLIO


     The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year-to-year, and by showing how the Portfolio's performance over time compares to that of a relevant broad-based securities market index. The results shown are for the Retail Class only. As of the date of this prospectus, the Traditional Class was not yet operational. The bar chart shows you how the Retail Class performed for the 1998 and 1999 calendar years. The table compares the Retail Class performance over time to that of the Russell 1000 Value Index, the Russell 2000 Index and S&P 500 Index, each a widely recognized, unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of future performance results.

                               ------------------
                               INVESTMENT RESULTS
                               ------------------

                               1999        14.36%
                               1998        -1.27%

Note: The Fund's fiscal year is other than a calendar year. The fiscal year-to-date return for the three months ended December 31, 1999 was 10.47%.

The Retail Class' highest/lowest quarterly results during this time period were:

o    Highest        10.47%  (quarter ended December 31, 1999)
o    Lowest        -11.85%  (quarter ended September 30, 1998)

For periods ended December 31, 1999:

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
CATEGORY                                               TOTAL RETURN
---------------------------------       ----------------------------------------
Impact Total Return Portfolio           One Year                  Lifetime*
                                        ----------------         ---------------
                                        14.36%                    0.09%
---------------------------------       ----------------         ---------------
Russell 1000 Value Index**               7.35%                   16.15%
---------------------------------       ----------------         ---------------
Russell 2000 Index **                   21.26%                   12.85%
---------------------------------       ----------------         ---------------
S&P 500 Index **                        21.05%                   27.72%
--------------------------------------------------------------------------------
*    The Retail Class began operations on June 17, 1997
** The Russell 1000 Value Index, the Russell 2000 Index and the S&P 500 Index each represent stocks. These Indexes are unmanaged and do not reflect expenses.


PORTFOLIO EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.

SHAREHOLDER FEES (1)
--------------------
(paid directly from your investment)

                                               RETAIL CLASS    TRADITIONAL CLASS
Maximum Sales Charge (Load) Imposed                None            5.75% (2)
on Purchases (as a percentage of offering price)

ANNUAL FUND OPERATING EXPENSES
------------------------------

(expenses that are deducted from Fund assets)   RETAIL CLASS   TRADITIONAL CLASS
                                                ------------   -----------------
Management Fees                                 1.25%              1.25%
Distribution (12b-1) Fees (3)                   1.00%              0.25%
Other Expenses (4)                              0.35%              0.35%
                                                -----              -----
Total Annual Fund Operating Expenses            2.60%              1.85%

-------------------
(1) Brokers which have not entered into a selling dealer's agreement with the Portfolio's principal distributor may impose a charge on the purchase of shares. If such a fee is charged, it will be charged directly by the broker, and not by the Portfolio.

(2) Reduced for purchases of $50,000 or more, decreasing to zero for purchases over $1 million. See "Distribution Arrangements."

(3)  Long-term  shareholders  may pay more than the economic  equivalent  of the
     maximum   front-end  sales  charge  permitted  by  rules  of  the  National
     Association of Securities Dealers, Inc. See "Distribution Arrangements."


(4) "Other Expenses" are based on the current fees incurred by the Retail Class Shares of the Portfolio.


EXAMPLE
-------

     This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

     You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period, (3)
reinvestment of all dividends and capital distribution, and (4) operating expenses remain the same. Actual expenses in the future may be greater or lesser than those shown.

                      1 Year         3 Years         5 Years         10 Years

Retail Class          $267           $  840          $1,473          $3,352

Traditional Class     $759           $1,144          $1,568          $2,828

     This example should not be considered a representation of past or future expenses or performance.

FINANCIAL HIGHLIGHTS


     The financial highlights table is intended to help you understand the Portfolio's financial performance for the Retail Class shares for the fiscal periods indicated. "Total return" shows how much your investment in the Portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The figures for the period June 17, 1997 to September 30, 1997, and for the fiscal year ended September 30, 1998 have been audited by Arthur F. Bell, Jr. & Associates, L.L.C., the portfolio's prior independent accountants. The figures for the fiscal year ended September 30, 1999 have been audited by Spicer, Jeffries & Co., whose report, along with the Portfolio's financial statements, are included in the Portfolio's Annual Report to Shareholders, which is available upon request. Information regarding Traditional Class shares has not been included with this table because those shares were not offered before the date of this prospectus.

                                                                  YEAR              Year            June 17,
                                                                  ENDED             Ended           1997+ to
                                                              SEPTEMBER 30,     September 30,     September 30,
                                                                  1999              1998              1997
                                                              ------------      ------------      ------------
PER SHARE DATA*
  Investment income                                           $        .26      $        .29      $        .01
  Expenses                                                            (.22)             (.21)             (.01)
                                                              ------------      ------------      ------------
  Net investment income                                                .04               .08               .00
  Distributions from net investment income                            (.08)             (.01)              .00
  Net realized and unrealized gain (loss) on investments               .86             (1.66)             (.08)
  Distributions from realized gains on investments                    (.69)              .00               .00
                                                              ------------      ------------      ------------
  Net increase (decrease) in net asset value                           .13             (1.59)             (.08)

  Net asset value:
    Beginning of period                                               8.33              9.92             10.00
                                                              ------------      ------------      ------------
    End of period                                             $       8.46      $       8.33      $       9.92
                                                              ============      ============      ============

RATIOS AND SUPPLEMENTAL DATA
  Total return#                                                      11.50%           (15.93)%         (.80)%^
  Ratio of expenses to average net assets#                            2.47%             2.25%           2.25%t
  Ratio of net investment income to average net assets#               0.42%             0.88%           0.00%t
  Portfolio turnover rate                                           254.79%           221.45%           0.00%t
  Average commission rate paid                                $      .0612      $      .1296      $      .1437
  Net assets, end of period                                   $  6,270,819      $  3,925,928      $    501,758
  Shares of beneficial interest outstanding, end of period         741,369           471,512            50,567
  Number of shareholder accounts, end of period                        156               136                17

---------------------
+ Commencement of operations.

* Selected data for a share of beneficial interest outstanding throughout each period.

^ Not annualized

t Annualized

# Excludes administrative fee and account closing fee charged directly to shareholder accounts.

INVESTMENT POLICIES AND RISKS


     The Portfolio seeks to achieve its objective by investing on average 65% of its total assets in the equity securities of the Russell 1000(R) Value Index (the "Value Index"). The Value Index is composed of the 1,000 largest stocks with a less-than-average growth orientation in the Russell 3000 Index, a market value weighted index of the 3,000 largest U.S. publicly traded companies.
Securities in the Value Index tend to exhibit low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth rates than the universe of growth stocks. The Portfolio's investment advisor determines the allocation between invested and defensive positions in the Portfolio. The Portfolio's sub-investment advisor selects the securities for the invested portion of the Portfolio. It is anticipated that the Portfolio will be more fully invested during favorable market periods and may reduce its investment in equity securities during unfavorable market periods.


     The advisor primarily seeks to keep the Portfolio in harmony with the trends of the stock market. The advisor conducts a daily and weekly analysis of quantitative market data such as relative market strength, breadth, volume, momentum, and moving averages. As this data alerts the advisor to changes in the underlying trends of the market, adjustments in the level of investment are made to attempt to take advantage of rising market trends and to avoid declining market trends.

     In pursuing a "value" investment strategy, the Portfolio primarily invests in stocks with low prices in relation to their attractive earnings prospects. The sub-advisor selects securities for the Portfolio using a fundamental method of analysis. Sources of information used in researching and selecting stocks include annual reports, prospectuses, filings with the Securities and Exchange Commission, company press releases, financial newspapers and magazines, research materials prepared by others and inspections of corporate activities. The sub-advisor seeks to identify companies in which positive change is taking place that has not yet been fully recognized by the investing public and/or the professional investment community. Positive change can include change in management, change in the supply and demand relationships in a company's industry, forthcoming changes in response to capital expenditures necessary to expand or improve the company's business, and other changes that the sub-advisor considers positive.

     The sub-advisor sells securities when the advisor believes that impending and/or current market trends warrant reducing the Portfolio's investment in equity securities. The sub-advisor also sells securities when such securities become more widely recognized by the professional investment community, and have appreciated to the point that such securities are considered to be overvalued. A security may be sold and replaced by another security that presents greater potential for capital appreciation, and/or may be sold when upside earning potential is believed to be jeopardized.

     The foregoing investment policies of the Portfolio are non-fundamental and may be changed by the Board of Trustees without the approval of shareholders.

     PORTFOLIO TURNOVER. Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities held by it will be sold whenever the advisor believes it is appropriate to do so in light of the Portfolio's investment objectives, without regard to the length of time a particular security may have been held.


     The Portfolio does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Portfolio's investment objective. A higher turnover rate (100% or more) increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Portfolio shareholders. With frequent trading activity, a greater proportion of any dividends that you receive from the Portfolio will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. It is expected that under normal market conditions, the annual turnover rate for the Portfolio will not exceed 100%.


     TEMPORARY INVESTMENTS. For temporary defensive purposes, when the advisor determines that market conditions so warrant, the Portfolio may invest up to 100% of its assets in cash, cash items, and money market instruments. To the extent that the Portfolio is invested in temporary defensive investments, it may not be pursuing its primary investment objective.

     RISK FACTORS. The Portfolio is managed with a view to total return with a minimum ten-year investment horizon. The Portfolio's net asset value will fluctuate to reflect the investment performance of the securities held by the Portfolio, so that the value that a shareholder receives upon redemption may be greater or lesser than the value of such shares when purchased. Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. In addition, investment in the securities of companies with medium sized market capitalizations presents risks. Mid-cap companies may be more volatile than larger companies, so there may be greater risk of depreciation of the securities of mid-cap companies than securities of companies with larger market capitalizations.

     Value investing involves substantial risk because investments are made in securities that are sold at a discount to their intrinsic value. These securities are considered to be out-of-favor by the investment community because of their indeterminate growth potential. There is a risk that these securities may decline in value.

MANAGEMENT OF THE PORTFOLIO

INVESTMENT ADVISOR

     Jordan  American  Holdings,  Inc.,  d/b/a Equity  Assets  Management is the
Portfolio's investment advisor. Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of the Portfolio. The advisor continually conducts investment research and supervision for the Portfolio and determines the allocation between the invested and the cash positions of the Portfolio.

     The advisor is a professional investment manager and a registered investment advisor, which was founded in 1972 under the name Equity Assets Management, Inc. Jordan American Holdings, Inc. d/b/a Equity Assets Management, is a publicly held company which trades under the symbol "JAHI". The advisor's principal place of business is located at 2155 Resort Drive, Suite 108, Steamboat Springs, Colorado 80487. In addition to advising the Portfolio, the advisor provides investment advisory services to individuals, corporations, foundations, limited partnerships, and individual retirement, corporate, and group pension and profit-sharing plans. The advisor currently has discretionary management authority with respect to approximately $75 million in assets.


SUB-INVESTMENT ADVISOR


     Schneider Capital Management, 460 East Swedesford Road, Suite 1080, Wayne, PA 19087, is the Portfolio's sub-investment adviser. Schneider Capital is a registered investment advisor founded in 1996. Schneider Capital provides discretionary investment management services primarily to institutional clients. Arnold C. Schneider, III, founder, President and Chief Investment Officer of Schneider Capital has over 17 years of investment management experience (see "Portfolio Manager" below). Mr. Schneider directs day-to-day investment activities for a number of Schneider Capital financial products, including SCM Small Cap Value Fund, approximating $500 million in assets.


     Subject to the authority of the Board of Trustees, the sub-adviser manages the Portfolio's assets in accordance with the Portfolio's investment objectives and policies described above. The sub-adviser provides the adviser and the Portfolio with on-going research, analysis, advice and judgments regarding the Portfolio's investments. The sub-adviser also purchases and sells securities on behalf of the Portfolio.

PORTFOLIO MANAGERS

     The portfolio managers of the Portfolio are:

          W. Neal Jordan, founder and Senior Portfolio Manager of Jordan American Holdings, Inc. since the company's inception in 1972. Mr. Jordan continues to serve as Senior Portfolio Manager of Jordan American, and also serves as Chief Investment Officer.

          Charles R. Clark, Senior Assistant Portfolio Manager of Jordan American Holdings, Inc. since 1993. From October 1991 through the end of 1993, he was a Technical Research Analyst for Jordan American Holdings, Inc.

          Arnold C. Schneider, III, CFA, founder, President and CIO of Schneider Capital Management since its inception in 1996. Mr. Schneider is also a Portfolio Manager with Schneider Capital. From 1982 through 1996, Mr. Schneider was employed with Wellington Management Company (1983-1991 as a securities analyst; 1991 to 1996 as Senior Vice President and portfolio manager). Mr. Schneider was made a partner at Wellington in 1991. Mr. Schneider managed the Compass Equity Income Fund from 1993-1995 and the Mentor Income Growth Fund from 1993-1996.

ADVISORY FEES


     Under the Portfolio's investment advisory contract, the Portfolio pays an annual investment advisory fee equal to 1.25% of the Portfolio's average daily net assets. Pursuant to the investment advisory contract, the advisor may voluntarily waive some or all of its fee. The advisory fee is calculated daily and paid on a monthly basis. The sub-adviser's fee is 0.60% of the Portfolio's average daily net assets, and is paid by the adviser out of its fees. For the fiscal year ended September 30, 1999, the Portfolio paid an aggregate advisory fee of 1.25% of the Portfolio's average net assets.


PRICING PORTFOLIO SHARES

     Retail Class shares are sold at net asset value per share, while Traditional Class shares are sold at the offering price per share. The offering price per share consists of the net asset value per share next computed after an order is received, plus any applicable front-end sales charges. The methodology and procedures for determining net asset value are identical for each class of shares of the Portfolio, but because the distribution expenses and other costs allocable to each class varies, the net asset value for each class likewise will vary.

     Net asset value fluctuates. The net asset value for shares of the Portfolio is determined by calculating the value of all securities and other assets of the Portfolio, subtracting the liabilities of the Portfolio, and dividing the remainder by the total number of shares outstanding. Expenses and fees of each class of the Portfolio, including the advisory, distribution and administrative fees, are accrued daily and taken into account for the purpose of determining the net asset value.

     Portfolio securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market, will be valued at the mean between the last closing bid and asked prices in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Trustees may employ an independent pricing service.

     Money market securities with less than sixty days remaining to maturity when acquired by the Portfolio will be valued on an amortized cost basis by the Portfolio, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Portfolio acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60-day period that this amortized cost value does not represent fair market value.

     The offering price and net asset value of shares of each class of the Portfolio is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (the "Exchange"), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Portfolio's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays when the Exchange is closed: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

GENERAL

     Shares of the Portfolio are distributed through IMPACT Financial Network, Inc. ("IFNI"), the Portfolio's distributor. Shares are sold on days on which the Exchange is open. Retail Class shares are sold without a sales charge at the net asset value next determined after receipt of a purchase order in proper form by the Portfolio's sub-transfer agent. Traditional Class shares are sold at the net asset value next determined, plus an initial maximum sales charge of up to 5.75% of the offering price (6.10% of the net amount invested), reduced for investments of $50,000 or more. See "Distribution Arrangements" below.

     The minimum initial investment for both the Retail Class and Traditional Class of the Portfolio is $1,000. Brokers that have not entered into a selling dealer's agreement with IFNI may impose their own charge on the purchase of shares. An institutional investor's minimum investment will be calculated by combining all of the accounts it maintains with the Portfolio. Accounts established through a non-affiliated bank or broker may, therefore, be subject to a smaller minimum investment. Accounts established through a qualified retirement plan and Individual Retirement Accounts ("IRAs") are not subject to the minimum investment requirement. The Portfolio reserves the right to vary the initial investment minimum and the minimum for subsequent investments at any time.

     Additional investments can be made in amounts of at least $100. No minimum applies to subsequent purchases effected through reinvestment of dividends and capital gains or for subsequent purchases through qualified retirement plans or IRAs.

     Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Portfolio will not issue certificates representing shares of the Portfolio. Quarterly account statements will be sent to each shareholder. In addition, detailed confirmations of each purchase or redemption are sent to each shareholder. Annual confirmations are sent to each shareholder to report dividends paid during that period. The Portfolio reserves the right to reject any purchase request.

PURCHASING BY MAIL

     To purchase shares by mail, complete and sign the attached Application and mail it together with a check (in the amount of at least $1,000 for an initial investment or $100 for a subsequent investment) made payable to IMPACT TOTAL RETURN PORTFOLIO: [SPECIFY RETAIL OR TRADITIONAL CLASS] to: IMPACT MANAGEMENT PORTFOLIO c/o Fifth Third Bank, P.O. Box 632164, Cincinnati, OH 45263-2164.

         Payment for purchases of shares received by mail will be credited to an account at the next share price calculated for the Portfolio after receipt. Payment does not have to be converted into Federal Funds (monies credited to the Portfolio's custodian bank by a Federal Reserve Bank) before the Portfolio will accept it for investment.

PURCHASING BY WIRE


     To purchase shares by wire, contact Albert John & Company, Inc. ("AJCI"), the Portfolio's sub-transfer agent, at 1-800-556-5856 to obtain a shareholder account number and then wire the amount to be invested to IMPACT TOTAL RETURN
PORTFOLIO: [SPECIFY RETAIL OR TRADITIONAL CLASS] c/o Fifth Third Bank, the Portfolio's Custodian Bank, at the following address:


                           The Fifth Third Bank
                           ABA # 042000314
                           Impact Total Return Portfolio:
                           Credit Account #728-62611
                           Account Name (your name)
                           Account Number (your personal account number)

     Forward a completed Application to the Portfolio at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the Exchange and the Portfolio's custodian bank are open for business.

HOW TO REDEEM SHARES

     The Portfolio redeems shares at net asset value as determined at the close of the day on which the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by written request.

WRITTEN REQUESTS


     Shares may be redeemed by sending a written request to AJCI. Call toll-free at 1-800-556-5856 for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his or her name, the Portfolio name, his or her account number, and the share or dollar amount requested.


SIGNATURES

     Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with AJCI, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     o a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

     o    any  other  "eligible  guarantor   institution,"  as  defined  in  the
          Securities Exchange Act of 1934.

     The Portfolio does not accept signatures guaranteed by a notary public.

TELEPHONE REDEMPTIONS

     Shareholders who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem shares by instructing AJCI by telephone. To arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request, accompanied by a signature guarantee, must be sent to AJCI at the address on the back of this prospectus.

     Neither the Portfolio nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Portfolio will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Portfolio account number, the name in which his or her bank account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Portfolio fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

     The Portfolio reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Portfolio shares by wire or telephone may be modified or terminated at any time by the Portfolio.

     The Portfolio and AJCI have adopted standards for accepting signature guarantees from the above institutions. The Portfolio may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Portfolio and AJCI reserve the right to amend these standards at any time without notice.

REDEMPTION IN KIND

     The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless Trustees determine that payments should be in kind. In such a case, the Portfolio will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Portfolio determines net asset value. The portfolio instruments will be selected in a manner that Trustees deem fair and equitable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transactions costs.

     To the extent that a fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions. If a fund fails to qualify for such treatment, it is required to pay such taxes.

RECEIVING PAYMENT

     Normally, a check for the redemption proceeds is mailed within one business day, but in no event more than seven calendar days after the receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, the Portfolio may redeem shares in any account and pay the proceeds to the shareholder if the balance falls below the required minimum of $1,000 due to shareholder redemptions. This procedure would not apply, however, if the balance falls below $1,000 solely because of a decline in the Portfolio's net asset value.

DISTRIBUTION ARRANGEMENTS

GENERAL

     The Portfolio offers four classes of shares: Retail Class, Traditional Class, Wholesale Class and Institutional Class. The four classes represent interest in the same portfolio of investments of the Portfolio, generally have the same rights and are identical in all respects, except for differing 12b-1 fees (none for Institutional Class), minimum investment requirements, and sales charges (imposed on Traditional Class only). Each class has exclusive voting rights with respect to its 12b-1 plan. This prospectus pertains only to Retail Class and Traditional Class Shares.

                                                     Traditional Class
                                                     -----------------
                                           Total Sales Charge as a Percentage of
                                           -------------------------------------
Investment Amount                          Offering Price    Net Amount Invested
-----------------                          --------------    -------------------
Under $50,000                                   5.75%               6.10%
$50,000, but less than $100,000                 4.50%               4.71%
$100,000, but less than $250,000                3.50%               3.63%
$250,000, but less than $500,000                2.50%               2.56%
$500,000, but less than $1,000,000              2.00%               2.04%
$1,000,000 or more                               0%                   0%

See "Distribution of Shares" in the Portfolio's Statement of Additional Information for more information about the purchase of Traditional Class shares.

PLANS OF DISTRIBUTION

     The Portfolio has adopted separate plans of distribution ("Plans") pursuant to Rule 12b-1 for both the Retail Class shares and the Traditional Class shares of the Portfolio under the Investment Company Act of 1940, as amended. Pursuant to each Plan, the Portfolio may reimburse IFNI or others for expenses actually incurred by IFNI or others in the promotion and distribution of the shares of the Retail and Traditional Classes of the Portfolio ("distribution expense") and servicing their shareholders by providing personal services and/or maintaining shareholder accounts ("service fees"). With respect to Retail Class shares, the Portfolio reimburses IFNI and others for distribution expenses and service fees at an annual rate of up to 1.00% (0.25% of which is a service fee) payable on a monthly basis, of the Portfolio's aggregate average daily net assets attributable to the Retail Class shares. With respect to Traditional Class shares, the Portfolio reimburses IFNI and others for distribution expenses at an annual rate of up to 0.25%, payable on a monthly basis, of the Portfolio's aggregate average daily net assets attributable to Traditional Class shares. Since 12b-1 fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     Substantially all of the net investment income and capital gains of the Portfolio is distributed at least annually.

     Shareholders automatically receive all dividends and capital gain distributions in additional shares at the net asset value determined on the next business day after the record date, unless the shareholder has elected to take such payment in cash. Shareholders may receive payments for cash distributions in the form of a check.

     Dividends and distributions of the Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

TAX CONSEQUENCES

     The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, subject to certain limitations regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolio will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

     Certain securities purchased by the Portfolio may be sold with original issue discount and thus would not make periodic cash interest payments. If the Portfolio acquired such securities, it would be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

     Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by the Portfolio and may be exempt, depending on the state, when received by a shareholder as income dividends from the Portfolio provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be as exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in your particular state.

     Each sale or redemption of the Portfolio's shares is a taxable event to the shareholder. Shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

                       IMPACT MANAGEMENT INVESTMENT TRUST


Impact Total Return Portfolio
2155 Resort Drive, Suite 108
Steamboat Springs, CO 80487

Investment Advisor
Jordan American Holdings, Inc.
d/b/a Equity Assets Management
2155 Resort Drive, Suite 108
Steamboat Springs, CO 80487


Sub-Investment Advisor
Schneider Capital Management
460 East Swedesford Road
Suite 1080
Wayne, PA  19087


Distributor
IMPACT Financial Network, Inc.
2155 Resort Drive, Suite 108
Steamboat Springs, CO 80487

Administrator, Transfer Agent and Dividend Disbursing Agent
IMPACT Administrative Services, Inc.
2155 Resort Drive, Suite 108
Steamboat Springs, CO 80487

Sub-Administrator, Sub-Transfer Agent and Sub-Dividend Disbursing Agent Albert John & Company, Inc.
2933 Jack's Run Road
White Oak, PA  15131


Custodian
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, OH 45263

Legal Counsel
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103-7098

                                 BACK COVER PAGE


     This prospectus contains the information you should read and know before you invest in shares of the Portfolio. Please read this prospectus carefully and keep it for future reference. The Portfolio has filed a Statement of Additional Information with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, free of charge, or make inquiries about the Portfolio by contacting Albert John & Company, Inc., the Portfolio's sub-administrator, by calling toll-free 1-800-556-5856.

     Additional information about the Portfolio's investments also is available in the Portfolio's annual and semi-annual reports to shareholders. In the annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The annual and semi-annual reports also may be obtained free of charge by calling 1-800-556-5856.


     Information about the Portfolio (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. The Public Reference Room's hours of operation may be obtained by calling 1-800-SEC-0330. Reports and other information about the Portfolio are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

Sec File No. 811-8065

                                   PROSPECTUS


                                January 28, 2000


                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO
                             Wholesale Class Shares
                           Institutional Class Shares


                                 1-800-556-5856
                                   (Toll Free)


     The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS
                                -----------------

                                                                            Page
                                                                            ----

PORTFOLIO SUMMARIES.........................................................
         Investment Objectives and Strategies...............................
         Principal Risks....................................................
         Performance of the Portfolio.......................................
         Portfolio Expenses.................................................

INVESTMENT POLICIES AND RISKS...............................................

MANAGEMENT OF THE PORTFOLIO.................................................
         Investment Adviser.................................................
         Sub-Investment Adviser.............................................
         Portfolio Managers.................................................
         Advisory Fees......................................................

PRICING PORTFOLIO SHARES....................................................

HOW TO PURCHASE SHARES......................................................
         General............................................................
         Purchasing By Mail.................................................
         Purchasing by Wire.................................................

HOW TO REDEEM SHARES........................................................
         Written Requests...................................................
         Signatures ........................................................
         Telephone Redemptions..............................................
         Redemption in Kind.................................................
         Receiving Payment..................................................
         Accounts with Low Balances.........................................

DISTRIBUTION ARRANGEMENTS...................................................
         General  ..........................................................
         Plan Of Distribution...............................................



DIVIDENDS, DISTRIBUTIONS AND TAXES..........................................
         Dividends and Distributions........................................
         Tax Consequences...................................................

PORTFOLIO SUMMARIES

INVESTMENT OBJECTIVES AND STRATEGIES

     The investment objective of the Impact Total Return Portfolio (the "Portfolio") is to provide maximum long-term total return consistent with reasonable risk to capital. The total return on the Portfolio is expected to consist of capital appreciation and income.


     The Portfolio seeks to achieve its objective by investing on average 65% of its total assets in the equity securities of companies listed in the Russell 1000(R) Value Index. The Russell 1000 Value Index companies generally are the comapnies from which the Portfolio selects its portfolio securities; however, equity securities may also be selected from companies outside the Russell 1000 Value Index if such companies have characteristics similar to those of the Russell 1000 Value Index companies. The Russell 1000 Value Index consists of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth than all companies listed in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization. The smallest company in the Russell 1000 Value Index had an approximate market capitalization of $1.4 billion.


     The Portfolio will invest in securities that exhibit the following characteristics:

     o    have low price-to-earnings and low price-to-book value ratios;

     o    have higher dividend yields than the universe of growth stocks;

     o    have lower forecasted growth rates than the universe of growth stocks;

     o    are typically considered out of favor by the market.

     The Portfolio will sell securities when

     o a security becomes widely recognized by the professional investment community;

     o a security appreciates in value to the point that it is considered to be overvalued;

     o the Portfolio's holdings should be rebalanced to include a more attractive stock or stocks; or

     o    a security's earnings potential is believed to be jeopardized.

     The Portfolio seeks capital appreciation through investment in value-oriented growth securities. Income may come from dividend income generated by the Portfolio's equity holdings, and/or interest income generated by the Portfolio's invested cash positions. During periods of adverse market conditions, the Portfolio may hold a substantial percentage of its assets in cash or money market securities, thereby seeking total return through income, without regard to capital appreciation.

PRINCIPAL RISKS

     o Fluctuation of share values in response to market conditions, economic conditions and financial conditions of issuers of the Portfolio's portfolio securities.

     o Companies with mid-size market capitalizations may be more volatile than larger companies, so there may be greater risk of depreciation of the securities of mid-cap companies than securities of companies with larger market capitalizations.

     o Value investing involves risks because investments are made in securities that are sold at a discount to their intrinsic value. These securities are considered out-of-favor by the investment community because of their indeterminate growth potential.

     o As with an investment in any fund, there is risk of loss of all or part of your investment.

PERFORMANCE OF THE PORTFOLIO


     The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year-to-year, and by showing how the Portfolio's performance over time compares to that of a relevant broad-based securities market index. The results shown are for the Retail Class only (the shares of which are offered in a separate prospectus). The performance of the Retail Class is described because the Institutional Class had not begun operations at the date of this prospectus and the Wholesale Class did not commence operations until October 6, 1999. The returns for the Wholesale and Institutional Classes would be similar to those of the Retail Class because Wholesale Class and Institutional Class shares are invested in the same portfolio of securities as the Retail Class and annual returns would differ only to the extent that the Classes do not have the same expenses.

     The bar chart shows you how the Retail Class performed for the 1998 and 1999 calendar years. The table compares the Retail Class' performance over time to that of the Russell 1000 Value Index, the Russell 2000 Index and S&P 500 Index, each a widely recognized, unmanaged index of stock performance.

The bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of future performance results.


                               ------------------
                               INVESTMENT RESULTS
                               ------------------

                               1999        14.36%
                               1998        -1.27%

Note: The Fund's fiscal year is other than a calendar year. The fiscal year-to-date return for the three months ended December 31, 1999 was 10.47%.

The Portfolio's highest/lowest quarterly results during this time period were:

o    Highest     10.47%  (quarter ended December 31, 1999)
o    Lowest     -11.85%  (quarter ended September 30, 1998)

For periods ended December 31, 1999:

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
CATEGORY                                               TOTAL RETURN
---------------------------------       ----------------------------------------
Impact Total Return Portfolio           One Year                  Lifetime*
                                        ----------------         ---------------
                                        14.36%                    0.09%
---------------------------------       ----------------         ---------------
Russell 1000 Value Index**               7.35%                   16.15%
---------------------------------       ----------------         ---------------
Russell 2000 Index **                   21.26%                   12.85%
---------------------------------       ----------------         ---------------
S&P 500 Index **                        21.05%                   27.72%
--------------------------------------------------------------------------------
*    The Portfolio began operations on June 17, 1997.
** The Russell 1000 Value Index, the Russell 2000 Index and the S&P 500 Index each represent stocks. These indexes are unmanaged and do not reflect expenses.


PORTFOLIO EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.

SHAREHOLDER FEES(1)                     WHOLESALE CLASS      INSTITUTIONAL CLASS
-------------------                     ---------------      -------------------
(paid directly from your investment)          None                  None

ANNUAL FUND OPERATING EXPENSES
------------------------------
(expenses that are deducted from Fund assets)   WHOLESALE CLASS   INSTITUTIONAL CLASS
                                                ---------------   -------------------
Management Fees                                       1.25%                1.25%
Distribution (12b-1) Fees(2)                          0.25%                None
Other Expenses(3)                                     0.35%                0.35%
                                                      -----                -----
Total Annual Fund Operating Expenses                  1.85%                1.60%

-------------------------
(1) Brokers which have not entered into a selling dealer's agreement with the Portfolio's principal distributor may impose a charge on the purchase of shares. If such a fee is charged, it will be charged directly by the broker, and not by the Portfolio.

(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. See "Distribution Arrangements."


(3) "Other Expenses" are based on the current fees incurred by the Wholesale Class shares of the Portfolio.


EXAMPLE
-------

     This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

     You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period, (3)
reinvestment of all dividends and capital distribution, and (4) operating expenses remain the same. Actual expenses in the future may be greater or lesser than those shown.

                           1 Year        3 Years        5 Years        10 Years

Wholesale Class:           $190          $598           $1,048         $2,385
Institutional Class:       $164          $517           $  906         $2,063

     This example should not be considered a representation of past or future expenses or performance.

INVESTMENT POLICIES AND RISKS


     The Portfolio seeks to achieve its objective by investing on average 65% of its total assets in the equity securities of the Russell 1000(R) Value Index (the "Value Index"). The Value Index is composed of the 1,000 largest stocks with a less-than-average growth orientation in the Russell 3000 Index, a market value weighted index of the 3,000 largest U.S. publicly traded companies.
Securities in the Value Index tend to exhibit low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth rates than the universe of growth stocks. The Portfolio's investment advisor determines the allocation between invested and defensive positions in the Portfolio. The Portfolio's sub-investment advisor selects the securities for the invested portion of the Portfolio. It is anticipated that the Portfolio will be more fully invested during favorable market periods and may reduce its investment in equity securities during unfavorable market periods.


     The advisor primarily seeks to keep the Portfolio in harmony with the trends of the stock market. The advisor conducts a daily and weekly analysis of quantative market data such as relative market strength, breadth, volume, momentum, and moving averages. As this data alerts the advisor to changes in the underlying trends of the market, adjustments in the level of investment are made to attempt to take advantage of rising market trends and to avoid declining market trends.

     In pursuing a "value" investment strategy, the Portfolio primarily invests in stocks with low prices in relation to their attractive earnings prospects. The sub-advisor selects securities for the Portfolio using a fundamental method of analysis. Sources of information used in researching and selecting stocks include annual reports, prospectuses, filings with the Securities and Exchange Commission, company press releases, financial newspapers and magazines, research materials prepared by others and inspections of corporate activities. The sub-advisor seeks to identify companies in which positive change is taking place that has not yet been fully recognized by the investing public and/or the professional investment community. Positive change can include change in management, change in the supply and demand relationships in a company's industry, forthcoming changes in response to capital expenditures necessary to expand or improve the company's business, and other changes that the sub-advisor considers positive.

     The sub-advisor sells securities when the advisor believes that impending and/or current market trends warrant reducing the Portfolio's investment inequity securities. The sub-advisor also sells securities when such securities become more widely recognized by the professional investment community, and have appreciated to the point that such securities are considered to be overvalued. A security may be sold and replaced by another security that presents greater potential for capital appreciation, and/or may be sold when upside earning potential is believed to be jeopardized.

     The foregoing investment policies of the Portfolio are non-fundamental and may be changed by the Board of Trustees without the approval of shareholders.

     PORTFOLIO TURNOVER. Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities held by it will be sold whenever the advisor believes it is appropriate to do so in light of the Portfolio's investment objectives, without regard to the length of time a particular security may have been held.

     The Portfolio does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Portfolio's investment objective. A higher turnover rate (100% or more) increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Portfolio shareholders. With frequent trading activity, a greater proportion of any dividends that you receive from the Portfolio will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. It is expected that under normal market conditions, the annual turnover rate for the Portfolio will not exceed 100%.

     TEMPORARY INVESTMENTS. For temporary defensive purposes, when the advisor determines that market conditions so warrant, the Portfolio may invest up to 100% of its assets in cash, cash items, and money market instruments. To the extent that the Portfolio is invested in temporary defensive investments, it may not be pursuing its primary investment objective.

     RISK FACTORS. The Portfolio is managed with a view to total return with a minimum ten-year investment horizon. The Portfolio's net asset value will fluctuate to reflect the investment performance of the securities held by the Portfolio, so that the value that a shareholder receives upon redemption may be greater or lesser than the value of such shares when purchased. Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. In addition, investment in the securities of companies with medium sized market capitalizations presents risks. Mid-cap companies may be more volatile then larger companies, so there may be greater risk of depreciation of the securities of mid-cap companies than securities of companies with larger market capitalizations.

     Value investing involves substantial risk because investments are made in securities that are sold at a discount to their intrinsic value. These securities are considered to be out-of-favor by the investment community because of their indeterminate growth potential. There is a risk that these securities may decline in value.

MANAGEMENT OF THE PORTFOLIO

INVESTMENT ADVISER

     Jordan  American  Holdings,  Inc.,  d/b/a Equity  Assets  Management is the
Portfolio's investment adviser. Subject to the authority of the Board of Trustees, the adviser is responsible for the overall management of the Portfolio. The adviser continually conducts investment research and supervision for the Portfolio and determines the allocation between the invested and the cash positions of the Portfolio.


     The adviser is a professional investment manager and a registered investment adviser, which was founded in 1972 under the name Equity Assets Management, Inc. Jordan American Holdings, Inc. d/b/a Equity Assets Management, is a publicly held company which trades under the symbol "JAHI". The adviser's principal place of business is located at 2155 Resort Drive, Suite 108, Steamboat Springs, Colorado 80487. In addition to advising the Portfolio, the adviser provides investment advisory services to individuals, corporations, foundations, limited partnerships, and individual retirement, corporate, and group pension and profit-sharing plans. The adviser currently has discretionary management authority with respect to approximately $75 million in assets.


SUB-INVESTMENT ADVISER


     Schneider Capital Management, 460 East Swedesford Road, Suite 1080, Wayne, PA 19087, is the Portfolios sub-investment adviser. Schneider Capital is a registered investment adviser founded in 1996. Schneider Capital provides discretionary investment management services primarily to institutional clients. Arnold C. Schneider, III, founder, President and Chief Investment Officer of Schneider Capital has over 17 years of investment management experience (see "Portfolio Managers" below). Mr. Schneider directs day-to-day investment activities for a number of Schneider Capital financial products, including SCM Small Cap Value Fund, approximating $500 million in assets.


     Subject to the authority of the Board of Trustees, the sub-adviser manages the Portfolio's assets in accordance with the Portfolio's investment objectives and policies described above. The sub-adviser provides the adviser and the Portfolio with on-going research, analysis, advice, and judgments regarding the Portfolio's investments. The sub-adviser also purchases and sells securities on behalf of the Portfolio.

PORTFOLIO MANAGERS

     The portfolio managers of the Portfolio are:

          W. Neal Jordan, founder and Senior Portfolio Manager of Jordan American Holdings, Inc. since the company's inception in 1972. Mr. Jordan continues to serve as Senior Portfolio Manager of Jordan American and also serves as Chief Investment Officer.

          Charles R. Clark, Senior Assistant Portfolio Manager of Jordan American Holdings, Inc. since 1993. From October 1991 through the end of 1993, he was a Technical Research Analyst for Jordan American Holdings, Inc.

          Arnold C. Schneider, III, CFA, founder, President and CIO of Schneider Capital Management since its inception in 1996. Mr. Schneider is also a portfolio manager with Schneider Capital. From 1982 through 1996, Mr. Schneider was employed with Wellington Management Company (1983-1991 as a securities analyst; 1991 to 1996 as Senior Vice President and portfolio manager). Mr. Schneider was made a partner at Wellington in 1991. Mr. Schneider managed the Compass Equity Income Fund from 1993-1995 and the Mentor Income Growth Fund from 1993- 1996.

ADVISORY FEES


     Under the Portfolio's investment advisory contract, the Portfolio pays an annual investment advisory fee equal to 1.25% of the Portfolio's average daily net assets. Pursuant to the investment advisory contract, the advisor may voluntarily waive some or all of its fee. The advisory fee is calculated daily and paid on a monthly basis. The sub-advisor's fee is 0.60% of the Portfolio's average daily net assets, and is paid by the adviser out of its fees. For the fiscal year ended September 30, 1999, the Portfolio paid an aggregate advisory fee of 1.25% of the Portfolio's average net assets.


PRICING PORTFOLIO SHARES

     The price of Portfolio shares is based on the Portfolio's net asset value. The Portfolio's net asset value per share fluctuates. The net asset value for shares of the Portfolio is determined by calculating the value of all securities and other assets of the Portfolio, subtracting the liabilities of the Portfolio, and dividing the remainder by the total number of shares outstanding. Expenses and fees of the Portfolio, including the advisory, distribution and administrative fees, are accrued daily and taken into account for the purpose of determining the net asset value.

     Portfolio securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market, will be valued at the mean between the last closing bid and asked prices in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Trustees may employ an independent pricing service.

     Money market securities with less than sixty days remaining to maturity when acquired by the Portfolio will be valued on an amortized cost basis by the Portfolio, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Portfolio acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60-day period that this amortized cost value does not represent fair market value.

     The net asset value of shares of the Portfolio is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (the "Exchange"), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Portfolio's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays when the Exchange is closed: New Year's Day, Martin Luther King Jr. Day, President's Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

GENERAL

     Shares of the Portfolio are distributed through IMPACT Financial Network, Inc. ("IFNI"), the Portfolio's distributor. Shares are sold on days on which the Exchange is open. Wholesale Class and Institutional Class shares are sold without a sales charge at the net asset value next determined after receipt of a purchase order in proper form by the Portfolio's sub-transfer agent.

     The minimum initial investment in Wholesale Class shares is $10,000 and the minimum initial investment in Institutional Class shares is $250,000. Brokers that have not entered into a selling dealer's agreement with IFNI may impose their own charge on the purchase of shares. An institutional investor's minimum investment will be calculated by combining all of the accounts it maintains with the Portfolio. Accounts established through a non-affiliated bank or broker may, therefore, be subject to a smaller minimum investment. Accounts established through a qualified retirement plan and Individual Retirement Accounts ("IRAs") are not subject to the minimum investment requirement. The Portfolio reserves the right to vary the initial investment minimum and the minimum for subsequent investments at any time.

     Additional investments can be made in amounts of at least $1,000 for Wholesale Class shares, and $25,000 for Institutional Class shares. No minimum applies to subsequent purchases effected through reinvestment of dividends and capital gains or for subsequent purchases through qualified retirement plans or IRAs.

     Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Portfolio will not issue certificates representing shares of the Portfolio. Quarterly account statements will be sent to each shareholder. In addition, detailed confirmations of each purchase or redemption are sent to each shareholder. Annual confirmations are sent to each shareholder to report dividends paid during that period. The Portfolio reserves the right to reject any purchase request.

PURCHASING BY MAIL

     To purchase shares by mail, complete and sign the attached Application and mail it together with a check in the appropriate minimum initial investment amount ($10,000 for Wholesale Class shares and $250,000 for Institutional Class shares), or subsequent investment amount ($1,000 for Wholesale Class shares and $25,000 for Institutional Class shares) made payable to IMPACT TOTAL RETURN
PORTFOLIO: SPECIFY WHOLESALE OR INSTITUTIONAL CLASS] to: IMPACT MANAGEMENT PORTFOLIO c/o Fifth Third Bank, P.O. Box 632164, Cincinnati, OH 45263-2164.

     Payment for purchases of shares received by mail will be credited to an account at the next share price calculated for the Portfolio after receipt. Payment does not have to be converted into Federal Funds (monies credited to the Portfolio's custodian bank by a Federal Reserve Bank) before the Portfolio will accept it for investment.

PURCHASING BY WIRE


     To purchase shares by wire, contact Albert John & Company, Inc. ("AJCI"), the Portfolio's sub-transfer agent, at 1-800-556-5856 to obtain a shareholder account number and then wire the amount to be invested to IMPACT TOTAL RETURN
PORTFOLIO: SPECIFY WHOLESALE OR INSTITUTIONAL CLASS, c/o Fifth Third Bank, the Portfolio's Custodian Bank, at the following address:


                           The Fifth Third Bank
                           ABA # 042000314
                           Impact Total Return Portfolio
                           Credit Account  #728-62611
                           Account Name (your name)
                           Account Number (your personal account number)

     Forward a completed Application to the Portfolio at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the Exchange and the Portfolio's custodian bank are open for business.

HOW TO REDEEM SHARES

     The Portfolio redeems shares at net asset value as determined at the close of the day on which the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by written request.

WRITTEN REQUESTS


     Shares may be redeemed by sending a written request to AJCI. Call toll-free at 1-800-556-5856 for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his or her name, the Portfolio name, his or her account number, and the share or dollar amount requested.


SIGNATURES

     Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with AJCI, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     o a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

     o    any  other  "eligible  guarantor   institution,"  as  defined  in  the
          Securities Exchange Act of 1934.

     The Portfolio does not accept signatures guaranteed by a notary public.

TELEPHONE REDEMPTIONS

     Shareholders who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem shares by instructing AJCI by telephone. To arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request, accompanied by a signature guarantee, must be sent to AJCI at the address on the back of this prospectus.

     Neither the Portfolio nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Portfolio will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Portfolio account number, the name in which his or her bank account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Portfolio fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

     The Portfolio reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Portfolio shares by wire or telephone may be modified or terminated at any time by the Portfolio.

     The Portfolio and AJCI have adopted standards for accepting signature guarantees from the above institutions. The Portfolio may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Portfolio and AJCI reserve the right to amend these standards at any time without notice.

REDEMPTION IN KIND

     The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless Trustees determine that payments should be in kind. In such a case, the Portfolio will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Portfolio determines net asset value. The portfolio instruments will be selected in a manner that Trustees deem fair and equitable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

     To the extent that a fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions. If a fund fails to qualify for such treatment, it is required to pay such taxes.

RECEIVING PAYMENT

     Normally, a check for the redemption proceeds is mailed within one business day, but in no event more than seven calendar days after the receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, the Portfolio may redeem shares in any account and pay the proceeds to the shareholder if the balance falls below the required minimum of $10,000 for Wholesale Class accounts, or $250,000 for Institutional Class accounts, due to shareholder redemptions. This procedure would not apply, however, if the balance falls below $10,000 for Wholesale Class accounts, or $250,000 for Institutional Class accounts, solely because of a decline in the Portfolio's net asset value.

DISTRIBUTION ARRANGEMENTS

GENERAL

     The Portfolio offers four classes of shares: Retail Class, Traditional Class, Wholesale Class and Institutional Class. The four classes represent interests in the same portfolio of investments of the Portfolio, generally have the same rights, and are identical in all respects, except for differing 12b-1 fees (none for Institutional Class), minimum investment requirements, and sales charges (imposed on Traditional Class only). Each class has exclusive voting rights with respect to its 12b-1 plan. This prospectus pertains only to Wholesale Class and Institutional Class shares.

PLAN OF DISTRIBUTION

     The Portfolio has adopted a plan of distribution ("Plan") pursuant to Rule 12b-1 for the Wholesale Class under the Investment Company Act of 1940, as amended, whereby it may reimburse IFNI or others for expenses actually incurred by IFNI or others in the promotion and distribution of the shares of the Wholesale Class of the Portfolio. The Portfolio reimburses IFNI and others for distribution expenses at an annual rate of up to 0.25%, payable on a monthly basis, of the Portfolio's aggregate average daily net assets attributable to the shares. Since 12b-1 fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     Substantially all of the net investment income and capital gains of the Portfolio is distributed at least annually.

     Shareholders automatically receive all dividends and capital gain distributions in additional shares at the net asset value determined on the next business day after the record date, unless the shareholder has elected to take such payment in cash. Shareholders may receive payments for cash distributions in the form of a check.

     Dividends and distributions of the Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

TAX CONSEQUENCES

     The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, subject to certain limitations regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolio will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

     Certain securities purchased by the Portfolio may be sold with original issue discount and thus would not make periodic cash interest payments. If the Portfolio acquired such securities, it would be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

     Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by the Portfolio and may be exempt, depending on the state, when received by a shareholder as income dividends from the Portfolio provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be as exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in your particular state.

     Each sale or redemption of the Portfolio's shares is a taxable event to the shareholder. Shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

                       IMPACT MANAGEMENT INVESTMENT TRUST


Impact Total Return Portfolio
2155 Resort Drive, Suite 108
Steamboat Springs, CO 80487

Investment Advisor
Jordan American Holdings, Inc.
d/b/a Equity Assets Management
2155 Resort Drive, Suite 108
Steamboat Springs, CO 80487


Sub-Investment Advisor
Schneider Capital Management
460 East Swedesford Road
Suite 1080
Wayne, PA  19087


Distributor
IMPACT Financial Network, Inc.
2155 Resort Drive, Suite 108
Steamboat Springs, CO 80487

Administrator, Transfer Agent and Dividend Disbursing Agent
IMPACT Administrative Services, Inc.
2155 Resort Drive, Suite 108
Steamboat Springs, CO 80487

Sub-Administrator, Sub-Transfer Agent and Sub-Dividend Disbursing Agent Albert John & Company, Inc.
2933 Jack's Run Road
White Oak, PA  15131


Custodian
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, OH 45263

Legal Counsel
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103-7098

                                 BACK COVER PAGE


     This prospectus contains the information you should read and know before you invest in shares of the Portfolio. Please read this prospectus carefully and keep it for future reference. The Portfolio has filed a Statement of Additional Information with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, free of charge, or make inquiries about the Portfolio by contacting Albert John & Company, Inc., the Portfolio's sub-administrator, by calling toll-free 1-800-556-5856.

     Additional information about the Portfolio's investments also is available in the Portfolio's annual and semi-annual reports to shareholders. In the annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The annual and semi-annual reports also may be obtained free of charge by calling 1-800-556-5856.


     Information about the Portfolio (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. The Public Reference Room's hours of operation may be obtained by calling 1-800-SEC-0330. Reports and other information about the Portfolio are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

SEC File No. 811-8065

                       IMPACT MANAGEMENT INVESTMENT TRUST
                          IMPACT TOTAL RETURN PORTFOLIO

                               Retail Class Shares
                            Traditional Class Shares
                             Wholesale Class Shares
                           Institutional Class Shares

                       STATEMENT OF ADDITIONAL INFORMATION


                                January 28, 2000

     Impact Total Return Portfolio (the "Portfolio") is a diversified portfolio of Impact Management Investment Trust ("IMIT"). This Statement of Additional Information is not a prospectus, but supplements and should be read in conjunction with the prospectus for Impact Total Return Portfolio dated January 28, 2000. To receive a copy of the prospectus, call toll-free, at 1-800-556-5856. Retain this Statement of Additional Information for future reference.

     The Portfolio's most recent annual report to shareholders is a separate document that is incorporated by reference into this Statement of Additional Information. The Portfolio's annual and semi-annual reports to shareholders are available without charge by calling 1-800-556-5856.

                                TABLE OF CONTENTS
                                -----------------
                                                                            Page
                                                                            ----
INFORMATION ABOUT THE TRUST.................................................
INVESTMENT STRATEGIES, POLICIES AND RISKS...................................
         Restricted and Illiquid Securities.................................
         Temporary Investments..............................................
         Money Market Instruments...........................................
         U.S. Government Obligations........................................
         When-issued and Delayed Delivery Transactions......................
         Repurchase Agreements..............................................
         Securities of Other Investment Companies...........................
         Portfolio Turnover.................................................
INVESTMENT LIMITATIONS......................................................
         Concentration Of Investments.......................................
         Investing In Real Estate...........................................
         Buying On Margin...................................................
         Selling Short......................................................
         Issuing Senior Securities And Borrowing Money......................
         Lending Cash Or Securities.........................................
         Underwriting.......................................................
         Investing In Minerals..............................................
         Commodities or Commodity Contracts.................................
         Diversification Of Investments.....................................
         Investing In Issuers Whose Securities Are Owned By
         Officers And Trustees Of The Trust.................................
         Pledging Assets....................................................
         Acquiring Securities...............................................
MANAGEMENT OF THE PORTFOLIO.................................................
TRUST OWNERSHIP.............................................................
INVESTMENT ADVISORY SERVICES................................................
DISTRIBUTION OF SHARES......................................................
Distribution of Traditional Class Shares....................................
         Distribution Plan..................................................
ADMINISTRATIVE SERVICES, TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT...................................................
         Custodian..........................................................
         Independent Auditors...............................................
BROKERAGE TRANSACTIONS......................................................
SHARES OF BENEFICIAL INTEREST...............................................
         General Information................................................
         Voting Rights......................................................

                                                                            Page
                                                                            ----

         Massachusetts Partnership Law......................................
PURCHASING SHARES...........................................................
REDEEMING SHARES............................................................
TAX STATUS..................................................................
PERFORMANCE INFORMATION.....................................................
         Performance Comparisons............................................
FINANCIAL STATEMENTS........................................................

                           INFORMATION ABOUT THE TRUST

     Impact Total Return Portfolio (the "Portfolio") is a diversified portfolio of Impact Management Investment Trust ("IMIT"). IMIT was established as a Massachusetts business trust under a Declaration of Trust dated December 18, 1996. IMIT is an open-end management investment company. As of the date of this Statement of Additional Information, IMIT consists of only one portfolio, the Impact Total Return Portfolio, and offers four classes of shares.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS


     CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. Convertible securities are usually preferred stock, bond issues or warrants that may be converted or exchanged by the holder into shares of the underlying common stock at a stated exchange ratio. A convertible security may also be subject to redemption by the issuer but only after a particular date and under certain circumstances (including a specified-price) established upon issue. If a convertible security held by the Portfolio is called for redemption, the Portfolio could be required to tender it for redemption, convert it to the underlying common stock, or sell it to a third party.

     FIXED-INCOME SECURITIES. The Portfolio may invest in fixed-income securities such as corporate bonds, debentures and notes if market conditions are such that the advisor believes that they present an opportunity for above-average performance over common stocks. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Portfolio will consider all circumstances deemed relevant in determining whether to continue to hold the security.

     CREDIT QUALITY. When investing in fixed income securities, the Portfolio will invest in those securities which are rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's")(Aaa, Aa, A, or Baa) or Standard & Poor's ("S&P")(AAA, AA, A, or
BBB). Securities that are rated Baa by Moody's or BBB by S&P, or, if unrated, are of comparable quality, may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated debt securities.

     RESTRICTED AND ILLIQUID SECURITIES. The Portfolio expects that any restricted securities acquired would be either from institutional investors who originally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities and other securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable. The Portfolio will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities not determined by Trustees to be liquid.

     TEMPORARY INVESTMENTS. The Portfolio may invest in the following temporary investments for defensive purposes:

Money Market Instruments
------------------------

     The Portfolio may invest in the following money market instruments:

     o instruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund, which is administered by the FDIC; and

     o prime commercial paper (rated A-1 by Standard and Poor's Ratings Group, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc.).

U.S. Government Obligations
---------------------------

     The types of U.S. government obligations in which the Portfolio may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     o    the full faith and credit of the U.S. Treasury;

     o    the issuer's right to borrow from the U.S. Treasury;

     o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

     o    the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

     o    Federal Farm Credit Banks;

     o    Federal Home Loan Banks;

     o    Federal National Mortgage Association;

     o    Student Loan Marketing Association; and

     o    Federal Home Loan Mortgage Corporation.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Portfolio may purchase and sell securities on a "when issued" or "delayed delivery" basis. "When-issued" refers to securities whose terms and indenture are available, and for which a market exists, but which are not available for immediate delivery. When-issued transactions may be expected to occur a month or more before delivery is due. Delayed delivery is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Portfolio until it receives payment or delivery from the other party to any of the above transactions. It is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will maintain a separate account of cash or liquid securities at least equal to the value of purchase commitments until payment is made. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery is made although the Portfolio may earn income on securities it has deposited in a segregated account.

     The Portfolio may engage in these types of purchases in order to buy securities that fit with its investment objectives at attractive prices - not to increase its investment leverage. The Portfolio does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

     REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit, and certain bankers' acceptances and other securities outlined above under
"Temporary Investments." In a repurchase agreement, the Portfolio buys a security and simultaneously commits to sell that security back at an agreed upon price plus an agreed upon market rate of interest. Under a repurchase agreement, the seller is required to maintain the value of securities subject to the agreement at not less than 100% of the repurchase price. The value of the securities purchased will be evaluated daily, and the advisor will, if necessary, require the seller to maintain additional securities to ensure that the value is in compliance with the previous sentence. The use of repurchase agreements involves certain risks. For example, a default by the seller of the agreement may cause the Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Portfolio might also incur disposition costs in liquidating the collateral. While the Portfolio's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures. The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Portfolio's investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").

     SECURITIES OF OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its assets in securities of other investment companies. Since all investment companies incur certain operating expenses, such as management fees and accounting fees, similar to the expenses of the Portfolio, any investment by the Portfolio in shares of another investment company would involve duplication of such expenses.


     PORTFOLIO TURNOVER. Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the advisor and/or sub-advisor believe it is appropriate to do so in light of the Portfolio's investment objective, without regard to the length of time a particular security may have been held. The Portfolio will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Portfolio's investment objective. Portfolio turnover for the fiscal years ended September 30, 1999, and September 30, 1998 was 255% and 221%, respectively. The portfolio turnover during fiscal year 1999 included a 100% portfolio turnover related to a change in the Portfolio's investment strategy during that year. The portfolio turnover during fiscal year 1998 was greater than anticipated by the Portfolio due to the short-term investment decisions that resulted during the turbulent period in the market from July 1998 through September 1998.


                             INVESTMENT LIMITATIONS

     The investment objectives of the Portfolio and certain investment limitations set forth herein are fundamental policies of the Portfolio. The Portfolio's fundamental limitations cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.


     The following limitations are fundamental policies of the Portfolio.


CONCENTRATION OF INVESTMENTS
----------------------------

     The Portfolio will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets at the time of purchase would be invested in any one industry. However, the Portfolio may at times invest 25% or more of the value of its total net assets in cash or cash items (not including certificates of deposit), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements secured by such instruments.

INVESTING IN REAL ESTATE
------------------------

     The Portfolio will not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate, or in securities which are secured by real estate or interests in real estate.

BUYING ON MARGIN
----------------

     The Portfolio will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions.

SELLING SHORT
-------------

     The Portfolio will not sell securities short.

ISSUING SENIOR SECURITIES AND BORROWING MONEY
---------------------------------------------

     The Portfolio will not issue senior securities, except as permitted by its investment objective and policies, and except that the Portfolio may borrow money only in amounts up to one-third of the value of its net assets, including the amounts borrowed. Any such borrowings shall be from banks. The Portfolio will borrow money only as a temporary, extraordinary, or emergency measure, to facilitate management of the portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Portfolio will not purchase any securities while any such borrowings are outstanding.

LENDING CASH OR SECURITIES
--------------------------

     The Portfolio may not lend any of its assets except portfolio securities; however, it is not anticipated that the Portfolio will lend its portfolio securities.

UNDERWRITING
------------

     The Portfolio will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

INVESTING IN MINERALS
---------------------

     The Portfolio will not purchase interests in oil, gas, or other mineral exploration or development programs, although it may purchase the securities of issuers which invest in or sponsor such programs.

COMMODITIES OR COMMODITY CONTRACTS
----------------------------------

     The Portfolio will not purchase or sell any commodities, or commodities contracts, including futures.

DIVERSIFICATION OF INVESTMENTS
------------------------------

     With respect to 75% of its assets, the Portfolio will not purchase the securities of any issuer (other than securities of the U.S. government, its agencies, or instrumentalities, or instruments secured by securities of such issuers, such as repurchase agreements) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer, nor will the Portfolio acquire more than 10% of any class of voting securities of any issuer. For these purposes, the Portfolio takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.


     The following limitations are nonfundamental policies, which means that they may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.


INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF IMIT
--------------------------------------------------------------------------------

     The Portfolio will not purchase or retain the securities of any issuer if the officers and Trustees of IMIT, or the advisor, own individually more than 1/2 of 1% of the issuer's securities, or together own more than 5% of the issuer's securities.

PLEDGING ASSETS
---------------

     The Portfolio will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total net assets at the time of the borrowing.


ACQUIRING SECURITIES TO EXERCISE CONTROL
----------------------------------------

     The Portfolio will not purchase securities of a company for the purpose of exercising control or management. However, the Portfolio may hold up to 10% of the voting securities of any one issuer and may exercise its voting powers consistent with the best interests of the Portfolio. In addition, the Portfolio, other companies advised by the advisor, and other affiliated companies may together buy and hold substantial amounts of voting stock of a company and may vote together in regard to such company's affairs. In some such cases, the Portfolio and its affiliates might collectively be considered to be in control of such company. In some cases, Trustees and other persons associated with IMIT and its affiliates might possibly become directors of companies in which IMIT holds stock.


     For purposes of its policies and limitations, the Portfolio considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Portfolio has no present intent to borrow money in excess of 5% of the value of its total assets.

                           MANAGEMENT OF THE PORTFOLIO


     IMIT and the Portfolio are managed by a Board of Trustees. The Trustees appoint officers to the Portfolio, and oversee the management and operations of the Portfolio. Officers and Trustees are listed with their addresses, birth dates, present positions with IMIT, and principal occupations.



Name:             Charles R. Clark*
Birthdate:        November 16, 1959
Address:          2155 Resort Drive, Suite 108
                  Steamboat Springs, Colorado 80487
Position with
Portfolio         Chairman of the Board of Trustees
Occupation:       Chief Market Analyst and Senior Assistant Portfolio Manager of
                  Jordan American Holdings, Inc. d/b/a Equity Assets Management since 1993. Vice-President of IMPACT Financial Network, Inc.
                  since 1993.

Name:             A.J. Elko*
Birthdate:        September 4, 1963
Address:          2933 Jack's Run Road
                  White Oak, Pennsylvania 15131
Position with
Portfolio:        President, Treasurer and Secretary
Occupation:       Chief Operating  Officer and Chief Financial Officer of Jordan
                  American  Holdings,  Inc. since 1999. Vice President of IMPACT
                  Financial Network, Inc.  and  Impact Administrative  Services,
                  Inc.  since  1999.  President  and  founder  of Albert  John &
                  Company,  Inc. since 1998. Chief Operating Manager and founder of  A.J.  Elko &  Associates,  LLC,  (a tax  planning  and tax
                  preparation   services  company)  since  1995.  President  and
                  co-founder   of   Tummino   Construction,   Inc.   (a  general
                  contractor) since 1996.


Name:             Oleen Eagle
Birthdate:        September 28, 1930
Address:          3215 Chestnut Street
                  Murrysville, PA 15668
Position with
Portfolio:        Trustee

Occupation:       President of Cornerstone TeleVision since 1987, Vice President and  General  Manager of  Cornerstone  TeleVision,  1976-1987,
                  President and Director of Group C (a for profit  subsidiary of
                  Cornerstone   TeleVision)   since  1991,  Vice  President  and
                  Director  of  Christian  Advance  International  (a  nonprofit
                  Christian missionary organization) since 1985.


Name:             Gerald L. Bowyer
Birthdate:        August 31, 1962
Address:          820 Pine Hollow Road
                  McKees Rocks, PA 15136
Position with
Portfolio:        Trustee
Occupation:       President,  Allegheny  Institute (a non-partisan  research and educational  institute)  since  1994;  host of  "Focus  on the
                  Issues,"  a  syndicated  public  affairs   television  program
                  originating on WPCB, Cornerstone TeleVision.

Name:             Steven J. Fellin*
Birth date:       April 1, 1965
Address:          460 E. Swedesford Rd, Suite 1080
                  Wayne, PA 19087
Position with
Portfolio:        Trustee
Occupation:       Vice  President  and  Chief  Financial  Officer  of  Schneider
                  Capital  Management  since 1998.  Assistant  Vice President of
                  Schneider  Capital  Management  since  1997.  From  July  1995 through  October  of  1997,  he was a Senior  Manager  of Fund
                  Accounting and Administration at SEI Investments.


* An "interested person" of IMIT, as defined in the Investment Company Act of 1940, as amended.


     Trustees who are not interested persons of IMIT or the advisor receive compensation of $500 per meeting attended.


                                 TRUST OWNERSHIP


     As of January 15, 2000, officers and Trustees of IMIT owned individually and together less than 1% of IMIT's outstanding Shares.

     As of January 15, 2000, the following person owned beneficially more than 5% of the outstanding voting shares of the Portfolio:

Dr. William Bunting, 209 Maclean Avenue, Cheswick PA 15024 (6.7%)

                          INVESTMENT ADVISORY SERVICES

     The Portfolio's advisor, Jordan American Holdings, Inc. ("JAHI") is a publicly held company which trades under the symbol "JAHI". W. Neal Jordan is considered to be a control person of JAHI because he owns more than 25% of JAHI's voting stock. Mr. Jordan is the founder, Senior Portfolio Manager and Chief Investment Officer of JAHI. The Portfolio's principal distributor, IMPACT Financial Network, Inc., is a wholly owned subsidiary of JAHI.

     Schneider Capital Management, the Portfolio's sub-adviser, is a Pennsylvania corporation and is employee owned. Arnold C. Schneider III is considered to be a control person of Schneider Capital because he owns more than 25% of Schneider Capital's voting stock.


     During the period June 17, 1997 to September 30, 1997, IMIT paid the adviser $503 for advisory services on behalf of the Portfolio. During the fiscal years ended September 30, 1998 and September 30, 1999, IMIT paid the adviser $54,723 and $93,115, respectively for advisory services on behalf of the Portfolio. The sub-adviser began providing advisory services to the Portfolio on May 1, 1999, and for the period ended September 30, 1999 was paid $29,662 for subadvisory services.


     Each class of shares of the Portfolio pays its respective pro rata portion of the advisory fees payable by the Portfolio.

                             DISTRIBUTION OF SHARES


     IMPACT Financial Network, Inc. ("IFNI") is the principal distributor of shares of IMIT. IFNI is located at 1875 Ski Time Square Drive, Suite One, Steamboat Springs, CO 80487. IFNI is a Florida corporation, and is a wholly-owned subsidiary of Jordan American Holdings, Inc., the Portfolio's adviser. IFNI does not receive any fee or other compensation except as described under "Distribution Plan" below, and "Brokerage Transactions" herein.


DISTRIBUTION OF TRADITIONAL CLASS SHARES
----------------------------------------

     Traditional Class shares of the Portfolio are sold with a front-end sales charge. This sales charge is discussed in the Portfolio's prospectus pertaining to Retail Class and Traditional Class shares.

     The amount of sales charge reallowed to dealers, as a percentage of the offering price of Traditional Class shares, is as follows:

Amount of Purchase                                   Amount Paid to Dealers
------------------                                   ----------------------
Under $50,000                                        5.00%
$50,000, but less than $100,000                      3.75%
$100,000, but less than $250,000                     2.75%
$250,000, but less than $500,000                     2.00%
$500,000, but less than $1,000,000                   1.60%

     A commission will be paid to authorized dealers who initiate and are responsible for purchases of $1 million or more of Traditional Class shares during the first 12 months of operation of the Traditional Class.

     IFNI will pay the dealer concession to those selected dealers who have entered into an agreement with IFNI. The dealer's concession may be changed from time to time. Further, IFNI may from time to time offer incentive compensation to dealers who sell Portfolio shares subject to sales charges, allowing such dealers to retain an additional portion of the sales charge. On some occasions, such cash or incentives will be conditioned upon the sale of a specified minimum dollar amount of the Portfolio shares during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an "underwriter" under federal securities laws. All such sales charges are paid to the securities dealer involved in the trade, if any. No sales charge will be assessed on the reinvestment of dividends or distributions.

DISTRIBUTION PLANS
------------------

     The Portfolio has adopted Rule 12b-1 Plans (the "Plans"), for the Retail, Traditional and Wholesale Classes of its shares. The Plans provide that IFNI, as distributor, is entitled to a reimbursement each month for the actual expenses incurred in the distribution and promotion of the Portfolio's shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with IFNI. Any expense of distribution in excess of the 12b-1 fees under the Plans will be borne by the advisor without any reimbursement or payment by the Portfolio.

     The Plans also provides that to the extent that the Portfolio, the advisor, IFNI or other parties on behalf of the Portfolio, the advisor or IFNI makes payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Portfolio within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the applicable Plan. In no event shall the payments made under the Plans, plus any other payments deemed to be made pursuant to the Plan, exceed the amount permitted to be paid pursuant to the Conduct Rules of the National Association of Securities Dealers, Inc., Article III, Section 26(d)(4).

     Other expenses of distribution and marketing in excess of the maximum amounts permitted by the Plans per annum will be borne by IFNI, and any amounts paid for the above services will be paid pursuant to a servicing or other agreement.

     The Plans were approved by the Board, including a majority of the Trustees who are not "interested persons" of IMIT as defined in the 1940 Act (and each of whom has no direct or indirect financial interest in the Plans or any agreement related thereto, referred to herein as the ("12b-1 Trustees"). The Board determined that a Plan may be of benefit to the relevant class of the Portfolio, to the shareholders of such class, and to the Trust by helping the Portfolio and its classes facilitate sales of shares to increase the assets in the Portfolio, and, therefore, to achieve economies of scale. The Plans may be terminated at any time by the vote of the Board or the 12b-1 Trustees, or by the vote of a majority of the outstanding applicable class of shares of the Portfolio.


     IFNI, the Portfolio's distributor, and JAHI, adviser to the Portfolio and parent company of IFNI, each have a financial interest in the operation of the Plans. Charles R. Clark, Trustee and Portfolio Manger to the Portfolio, CEO of JAHI, and Vice President of IFNI, has a direct financial interest in the operation of the Plans.

     During the fiscal year ended September 30, 1999 the Portfolio paid IFNI $74,429 in 12b-1 fees on behalf of Retail Class shares. The manner in which 12b-1 fees accrued during the same period is as follows:

                                              1999
                                              ----

     Advertising                           $    -0-
     Fund Serve Software                     17,856
     Printing, Supplies, & Office
          Expenses - Sales                    7,504
     Office Space - Sales                     5,175
     Equipment                                4,249
     Marketing Consultant                    56,300
     Sales Personnel Compensation            50,282
                                           --------
          Total                            $141,366
                                           ========

     Unreimbursed expenses, which will carry forward, totalled $79,496, or 1.3% of the portfolio's net assets on September 30, 1999. This amount includes a balance carried forward from the previous fiscal year in the amount of $12,559.


                   ADMINISTRATIVE SERVICES, TRANSFER AGENT AND
                            DIVIDEND DISBURSING AGENT


     IMPACT Administrative Services, Inc., ("IASI"), 2155 Resort Drive, Suite 108, Steamboat Springs, CO 80487, is responsible for performing and overseeing administrative, transfer agent, dividend disbursing and fund accounting services on behalf of the Portfolio. IASI is a wholly-owned subsidiary of Jordan American Holdings, Inc., the advisor. The fee paid to IASI for services is 0.35% of the Portfolio's average net assets. IASI has subcontracted most of these services to Albert John & Company, Inc. ("AJCI"), 2933 Jack's Run Road, White Oak, PA 15131.

AJCI provides all administrative services to the Portfolio other then those relating to the investment portfolio of the Portfolio. AJCI also provides the Portfolio's transfer agency services and provides fund accounting services to the Portfolio. IASI pays AJCI for its services from the fee it receives from the Portfolio. Under its contract with IASI, AJCI also is reimbursed for all out-of-pocket costs related to its subadministrative and subtransfer agent services to the Portfolio. A.J. Elko, sole owner and President of AJCI, is also Chief Operating Officer and Chief Financial Officer of JAHI, the Portfolio's investment adviser.

     From the commencement of Portfolio operations until May 1, 1999, shareholders were directly charged $165 per account per year for Portfolio administrative services. Total fees charged to shareholder accounts for the period June 17, 1997 (commencement of operations) to September 30, 1997 amounted to $114. This entire amount was paid to IMPACT Management Services, Inc. ("IMSI"), the Portfolio's former administrator. Total fees charged to shareholder accounts for the fiscal years ended September 30, 1999 and September 30, 1998 amounted to $16,505 and $16,498 respectively. From these amounts, $14,391 and $8,068 respectively was paid to IASI, $0 and $7,130 was paid to IMSI, and $2,114 and $1,300 was paid to AJCI. The amounts paid to IASI and IMSI were in turn paid to AJCI as reimbursement for out-of-pocket costs.


     In addition to the above, shareholders pay the transfer agent a fee in the amount of $2.00 per closed account. Closed accounts will remain in the shareholder files until all Forms 1099 and 5498 have been sent to shareholders and reported (via magnetic media) to the Internal Revenue Service.

CUSTODIAN
---------

     The  custodian  for the  securities  and cash of IMIT and the  Portfolio is
Fifth  Third  Bank,  38  Fountain  Square  Plaza,  Cincinnati,   OH  45263.  The
custodian's fee is paid by IASI from its administrative services fee.

INDEPENDENT AUDITORS


     From the Portfolio's inception until January 15, 1999, Arthur F. Bell, Jr. & Associates, L.L.C. served as auditors for the Portfolio. Effective April 29, 1999, Spicer, Jeffries & Co. serves as the independent auditor for the Portfolio. The auditor's fees are paid by IASI from the administrative services fee.


                             BROKERAGE TRANSACTIONS

     The advisor, when effecting the purchases and sales of portfolio securities for the account of the Portfolio, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Portfolio or the advisor by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The advisor may use research and services provided to it by brokers and dealers in servicing all its clients; however, not all such services will be used by the advisor in connection with the Portfolio. Brokerage may also be allocated to dealers in consideration of the Portfolio's share distribution but only when execution and price are comparable to that offered by other brokers.

     Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the advisor. If purchases or sales of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the advisor is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the advisor. Although there is no specified formula for allocating such transactions, the various allocation methods used by the advisor, and the results of such allocations, are subject to periodic review by the Portfolio's Board of Trustees.


     For the period June 17, 1997 (commencement of operations) to September 30, 1997, the aggregate amount of commissions paid by the Portfolio to IFNI was $1,875, representing 100% of total commissions paid by the Portfolio during that period. For the fiscal year ended September 30, 1998, the aggregate amount of commissions paid by the Portfolio to IFNI was $41,000, also representing 100% of commissions paid by the Portfolio during that period. For the fiscal year ended September 30, 1999, the aggregate amount of commissions paid by the Portfolio was $77,783, of which $27,081 was paid to IFNI, representing 35% of total commissions paid by the portfolio during that period. Also for the fiscal year ended September 30, 1999, $10,140 of broker commissions related to portfolio transactions valued at $19,777,006 were paid to brokers providing research services to the Sub-Advisor.


                          SHARES OF BENEFICIAL INTEREST

GENERAL INFORMATION


     IMIT is a Massachusetts business trust. IMIT's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust presently has one series of shares, with four classes, designated as the Retail Class, Traditional Class, Wholesale Class and Institutional Class, which represent interests in the Portfolio. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.


     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Portfolio's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of the Portfolio are entitled to receive the assets available for distribution belonging to the Portfolio. As used in the Prospectus and in this Statement of Additional Information, "assets belonging to the Portfolio" means the consideration received by the Portfolio upon the issuance or sale of shares in the Portfolio together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds.

VOTING RIGHTS

     Each share of the Portfolio gives the shareholder one vote in Trustee elections and all other matters submitted to shareholders for a vote. All shares in IMIT have equal voting rights. If and when IMIT creates other portfolios, shares in any such portfolios will also be able to vote in elections of Trustees and in certain trust matters. Only holders of shares of a particular Class will be able to vote on matters relating solely to that Class.

     As a Massachusetts business trust, IMIT is not required to hold annual shareholder meetings, and does not intend to hold annual meetings.

     Trustees may be removed by the Board of Trustees or by shareholders at a special meeting. A special meeting of shareholders may be called by the Board of Trustees at any time and will be called by Trustees upon the written request of shareholders owning at least 10% of IMIT's outstanding shares of all series entitled to vote.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a series will be required in connection with a matter, a series will be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of the series. Under Rule 18f-2, the approval of any amendment to the investment advisory agreement or any change in investment policy submitted to shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

MASSACHUSETTS PARTNERSHIP LAW

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of IMIT. To protect its shareholders, IMIT has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of IMIT. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument IMIT or its Trustees enter into or sign.

     In the unlikely event that a shareholder is held personally liable for IMIT's obligations, IMIT is required by its Declaration of Trust to use its property to protect or compensate the shareholder. On request, IMIT will defend any claim made and pay any judgment against a shareholder for any act or obligation of IMIT. Therefore, financial loss resulting from liability as a shareholder will occur only if IMIT itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                PURCHASING SHARES

     Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the Prospectus under "How To Purchase Shares."

                                REDEEMING SHARES

     The Portfolio redeems shares at the next computed net asset value after the Portfolio receives the redemption request. Redemption procedures are explained in the prospectus under "How To Redeem Shares."

     REDEMPTION IN KIND. IMIT has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which IMIT is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless Trustees determine that payments should be in kind. In such a case, the Portfolio will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Portfolio determines net asset value. The portfolio instruments will be selected in a manner that Trustees deem fair and equitable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

                                   TAX STATUS

     The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify for this treatment, the Portfolio must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

     o    invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

     To the extent that a fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions. If a fund fails to qualify for such treatment, it is required to pay such taxes.

     Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Portfolio is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Portfolio Shares.

                             PERFORMANCE INFORMATION

     From time to time, the Portfolio may advertise its total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representations can be made regarding actual future returns.

     Total return represents the change, over a specific period of time, in the value of an investment in the Portfolio after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

     The average annual total return for shares of the Portfolio is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.

     Average annual total return quotations used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                                         n
                                 P(1 + T)  = ERV

     Where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.


     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions. Average annual total return for the one year period ended September 30, 1999 was 14.36%, and for the period June 17, 1997 (commencement of operations) to September 30, 1999 was 0.09%.


     To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of shares, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS
-----------------------

     The performance of shares depends upon such variables as:

     o    portfolio quality;

     o    average portfolio maturity;

     o    type of instruments in which the portfolio is invested;

     o    changes in interest rates and market value of portfolio securities;

     o    changes in the Portfolio's expenses; and

     o    various other factors.

     The Portfolio's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of total return.

     To help investors evaluate how the Portfolio might satisfy their investment objective, advertisements regarding the Portfolio may discuss total return for the Portfolio as reported by various financial publications. Advertisements may also compare total return to total return as reported by other investments, indices and averages. The following publications, indices and averages may be used:

     o    Standard & Poor's 500 Composite Stock Price Index

     o    Russell 1000 Value Index

                              FINANCIAL STATEMENTS


     The audited financial statements and financial highlights of the Portfolio for the fiscal year ended September 30, 1999 as set forth in the Portfolio's annual report to shareholders, and the report thereon of Spicer Jeffries & Co., independent accountants, are incorporated herein by reference. Prior to January 16, 1999, Aurthur F. Bell Jr. & Associates, L.L.C. served as the Portfolio's independent accountants.

                                     PART C
                                Other Information

Item 23.    Exhibits
      a.    Declaration of Trust dated December 18, 1996*
      b.    By-Laws*
      c.    Article III of the Declaration of Trust*
      d.    (i)   Amended and Restated Investment Advisory Agreement***
            (ii)  Form  of  Sub-Investment  Advisory  Agreement  with  Schneider
                  Capital Management*****
      e.    Amended and Restated Underwriting Agreement***
      f.    Inapplicable
      g.    Form of Custody Agreement**
      h.    (i)   Administrative Services Agreement***
            (ii)  Form of Amendment to Administrative Services Agreement****
            (iii) Mutual Fund Services Agreement***
      i.    Opinion and Consent of Counsel**
      j.    Consent of Independent Auditors - filed herewith
      k.    Financial Statements
            (i)   Financial  Statements  included in Part A of the  Registration
                  Statement: Financial Highlights for the period June 17, 1997 to September 30, 1997, and for the fiscal years ended
                  September 30, 1999 and September 30, 1998.
            (ii)  Statements  incorporated  by  reference  into  Part  B of  the
                  Registration Statement: Audited Financial Statements for the fiscal year ended September 30, 1999.
      l.    Subscription Agreement**
      m.    Distribution Plans pursuant to Rule 12b-1
            (i)   Retail Class***
            (ii)  Form of Amendment to Retail Class****
            (iii) Form of 12b-1 Plan for Traditional Class****
            (iv)  Form of 12b-1 Plan for Wholesale Class****
      n.    Inapplicable
      o.    Rule 18f-3 Plan****
      p.    Power of Attorney*

* Incorporated by reference to IMIT's Registration Statement on Form N-1A, which was filed via EDGAR on February 18, 1997.

** Incorporated by reference to Pre-Effective Amendment No. 2 which was filed via EDGAR on June 26, 1997.

*** Incorporated by reference to Post-Effective Amendment No. 3, which was filed via EDGAR on April 3, 1998.

**** Incorporated by reference to Post-Effective Amendment No. 4, which was filed via EDGAR on February 16, 1999.

***** Incorporated by reference to Post-Effective Amendment No. 5, which was filed via EDGAR on April 30, 1999.

Item 24. Persons Controlled by or Under Common Control with Registrant - Inapplicable

Item 25.  Indemnification

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Management of the Portfolio" and to the section of the Statement of Additional Information captioned "Investment Advisers". Charles R. Clark, Trustee and officer of IMIT and A.J. Elko, Officer of IMIT are members of the Board of Directors of the advisor and are officers of the advisor. The advisor has engaged, and is currently engaged, in providing financial advisory services for individual investors as well as common trust funds.

     No director or officer of the advisor has engaged in any other business during the past two years.

Item 27.  Principal Underwriters

          (a)  Inapplicable

          (b) The following is certain information with respect to the officers and directors of IMPACT Financial Network, Inc., the principal distributor for IMIT, and the Impact Management Growth Portfolio:

                                     Positions and          Positions and
                                     Offices with           Offices with
Name and Address                     Underwriter            Registrant
----------------                     -----------            ----------

W. Neal Jordan
2155 Resort Drive, Suite 108
Steamboat Springs, CO 80487          President              None

Charles R. Clark
2155 Resort Drive, Suite 108
Steamboat Springs, CO 80487          Vice-President         Trustee and Chairman

A.J. Elko
2933 Jack's Run Road
White Oak, PA 15131                  Vice-President         President, Treasurer
                                                            and Secretary

          (c)  Inapplicable.

Item 28.  Location of Accounts and Records

     All such  accounts,  books and other  documents  are  maintained by Section
31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one or more of the following locations:

     Registrant, 2155 Resort Drive, Suite 108, Steamboat Springs, CO 80487,

     Jordan American Holdings, Inc., 2155 Resort Drive, Suite 108, Steamboat Springs, CO 80487,

     IMPACT Administrative Services, Inc., 2155 Resort Drive, Suite 108, Steamboat Springs, CO 80487,

     Albert John & Company, Inc., 2933 Jack's Run Road, White Oak, PA 15131

     The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Item 29.  Management Services

     Inapplicable

Item 30.  Undertakings

     (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post Effective Amendment No. 6 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 28th day of January, 2000.

                                        Impact Management Investment Trust

                                        By: /s/ A.J. Elko
                                                President

     Pursuant to the requirement of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

       Signature                Title                           Date

/s/ Charles R. Clark*           Chairman of the                 January 28, 2000
Charles R. Clark                Board of Trustees

/s/ A.J. Elko                   President, Treasurer and        January 28, 2000
A.J. Elko                       Secretary

/s/ Oleen Eagle*                Trustee                         January 28, 2000
Oleen Eagle

/s/ Gerald L. Bowyer*           Trustee                         January 28, 2000
Gerald L. Bowyer

/s/ Steven J. Fellin            Trustee                         January 28, 2000
Steven J. Fellin

* By /s/ Charles R. Clark
     Charles R. Clark
     Attorney-in-fact  (pursuant to power of attorney)

                                INDEX TO EXHIBITS

Exhibit No.       Document

23(j)             Consent of Independent Auditors